FIST1 SA-1


                         SUPPLEMENT DATED APRIL 15, 2006
                 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
                       FRANKLIN INVESTORS SECURITIES TRUST
                     (FRANKLIN CONVERTIBLE SECURITIES FUND,
                          FRANKLIN EQUITY INCOME FUND,
           FRANKLIN LIMITED MATURITY U.S. GOVERNMENT SECURITIES FUND,
                           FRANKLIN REAL RETURN FUND)
                              DATED MARCH 1, 2006

The Statement of Additional Information is amended as follows:
I. For Alan Muschott, the information provided for the table on page 41 is replaced with the following:

                                                DOLLAR RANGE
                                                OF FUND SHARES
 PORTFOLIO MANAGER                              BENEFICIALLY OWNED
------------------------------------------------------------------------------
 Alan E. Muschott                               Convertible Securities Fund
                                                $100,001 - $500,000
                                                Equity Income Fund
                                                $100,001 - $500,000


               PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE